Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MONEY MARKET FUNDS† - 1.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[1]	5,215,732	$ 5,215,732
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.25%[1]	10,921	10,921
Total Money Market Funds
(Cost $5,226,653)		5,226,653
	Face Amount
ASSET-BACKED SECURITIES†† - 32.2%
Collateralized Loan Obligations - 24.5%
BCC Middle Market CLO LLC
2021-1A A1R, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	$ 7,750,000	7,662,389
Lake Shore MM CLO III LLC
2021-2A A1R, 7.14% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,2	7,650,000	7,630,877
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 7.08% (3 Month Term SOFR + 1.69%, Rate Floor: 1.43%) due 10/20/31◊,2	7,500,000	7,422,369
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.99% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,703,374
2021-2A B, 7.03% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	1,750,000	1,749,121
BXMT Ltd.
2020-FL2 AS, 6.63% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,500,000	2,294,277
2020-FL3 AS, 7.23% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	1,750,000	1,634,190
Sound Point CLO XIX Ltd.
2018-1A A, 6.66% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	3,782,479	3,777,070
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 7.18% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/20/31◊,2	3,205,790	3,174,020
Woodmont Trust
2020-7A A1A, 7.56% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,2	3,050,000	3,037,324
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.95% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	2,524,931	2,514,136
LCCM Trust
2021-FL3 A, 6.93% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	1,400,000	1,380,066
2021-FL2 B, 7.38% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,2	1,000,000	950,179
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.21% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	2,250,000	2,229,621
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.96% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,2	2,169,494	2,160,962
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.23% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	2,150,000	2,118,616
FS Rialto
2021-FL3 B, 7.27% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,2	2,000,000	1,918,351
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 7.05% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/18/31◊,2	1,900,000	1,877,428
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,745,066

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 32.2% (continued)
Collateralized Loan Obligations - 24.5% (continued)
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.25% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	$1,750,000	$1,744,144
Golub Capital Partners CLO 54M, LP
2021-54A A, 7.18% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,734,191
Parliament CLO II Ltd.
2021-2A A, 6.98% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	1,533,983	1,518,301
Cerberus Loan Funding XXX, LP
2020-3A A, 7.51% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 01/15/33◊,2	1,500,000	1,493,978
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.50% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	1,500,000	1,444,330
BRSP Ltd.
2021-FL1 B, 7.37% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	1,500,000	1,430,539
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 7.21% (3 Month Term SOFR + 1.81%, Rate Floor: 0.00%) due 10/15/31◊,2	1,400,000	1,394,109
MidOcean Credit CLO VII
2020-7A A1R, 6.70% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,2	1,372,963	1,371,047
HERA Commercial Mortgage Ltd.
2021-FL1 A, 6.52% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	1,299,106	1,253,551
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.28% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,2	1,250,000	1,240,001
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.36% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	1,000,000	991,910
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.28% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	990,426
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.22% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	1,000,000	989,979
Cerberus Loan Funding XXXVI, LP
2021-6A A, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/22/33◊,2	825,107	824,722
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.38% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	750,000	742,836
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,2	590,877	589,553
CHCP Ltd.
2021-FL1 A, 6.52% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	490,361	482,609
Wellfleet CLO Ltd.
2020-2A A1R, 6.74% (3 Month Term SOFR + 1.32%, Rate Floor: 0.00%) due 10/20/29◊,2	431,747	431,834
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.57% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	350,000	344,149
Venture XIV CLO Ltd.
2020-14A ARR, 6.68% (3 Month Term SOFR + 1.29%, Rate Floor: 1.03%) due 08/28/29◊,2	256,484	256,381

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 32.2% (continued)
Collateralized Loan Obligations - 24.5% (continued)
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.29% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,2	$222,207	$222,231
Total Collateralized Loan Obligations		80,470,257
Financial - 2.1%
Madison Avenue Secured Funding Trust
2023-1, 7.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,2	2,300,000	2,300,000
2023-2, 7.21% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	2,250,000	2,250,000
Station Place Securitization Trust
2023-SP1, 7.21% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	1,100,000	1,100,000
Project Onyx I
7.67% due 01/26/27†††	1,019,479	1,019,173
Project Onyx II
7.67% due 01/26/27†††	329,725	329,597
Total Financial		6,998,770
Net Lease - 1.2%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	3,315,432	3,008,451
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	942,448	799,315
Total Net Lease		3,807,766
Transport-Container - 1.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	2,298,750	2,002,182
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,059,036	933,989
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	657,333	576,139
2020-1A, 2.73% due 08/21/45[2]	314,159	293,157
Total Transport-Container		3,805,467
Transport-Aircraft - 1.1%
Raspro Trust
2005-1A, 6.18% (3 Month Term SOFR + 1.19%, Rate Floor: 0.93%) due 03/23/24◊,2	1,575,909	1,568,943
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	877,214	799,717
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	745,521	652,802
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	665,384	567,646
Total Transport-Aircraft		3,589,108
Infrastructure - 1.0%
SBA Tower Trust
2.84% due 01/15/25[2]	1,150,000	1,110,519
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	1,233,000	1,105,053
Crown Castle Towers LLC
3.66% due 05/15/25[2]	1,050,000	1,018,728
Total Infrastructure		3,234,300
Whole Business - 0.9%
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	1,627,750	1,566,950
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	1,228,125	1,100,652
Domino's Pizza Master Issuer LLC
2015-1A, 4.47% due 10/25/45[2]	372,000	363,845
Total Whole Business		3,031,447
Single Family Residence - 0.3%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	1,150,000	1,071,098
Total Asset-Backed Securities
(Cost $108,494,682)		106,008,213
U.S. TREASURY BILLS†† - 29.2%
U.S. Treasury Bills
5.23% due 01/02/24[3]	96,240,000	96,240,000
Total U.S. Treasury Bills
(Cost $96,226,019)		96,240,000

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.2%
Residential Mortgage-Backed Securities - 12.8%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	$2,088,241	$2,027,097
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	978,330	990,133
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	713,716	682,600
2020-NQM1, 1.21% due 05/25/65[2,4]	650,978	590,670
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	535,884	520,846
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[2,4]	3,029,898	3,040,997
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,4]	1,555,503	1,448,174
2022-R1, 3.13% due 01/29/70[2,4]	1,183,193	1,105,125
2021-HE1, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	286,886	285,263
2021-HE2, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	143,291	141,514
PRPM LLC
2021-5, 1.79% due 06/25/26[2,4]	1,255,269	1,222,694
2022-1, 3.72% due 02/25/27[2,4]	1,178,086	1,135,976
2021-8, 1.74% (WAC) due 09/25/26◊,2	546,951	526,756
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,4]	1,326,713	1,275,911
2021-GS4, 1.65% due 11/25/60[2,4]	1,081,560	1,028,628
2021-GS2, 1.75% due 04/25/61[2,4]	518,842	500,893
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	2,158,351	2,042,652
2022-SP1, 5.25% due 07/25/62[2,4]	750,921	728,793
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	932,391	861,168
2021-6, 1.89% (WAC) due 10/25/66◊,2	653,165	533,409
2019-4, 3.85% due 11/25/59[2]	284,041	275,445
2020-1, 2.42% due 01/25/60[2,4]	246,486	235,298
2021-3, 1.44% (WAC) due 06/25/66◊,2	224,617	186,278
2019-4, 3.64% due 11/25/59[2]	171,037	165,670
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	889,154	830,289
2018-2A, 3.50% (WAC) due 02/25/58◊,2	871,881	812,094
Home Equity Loan Trust
2007-FRE1, 5.66% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,681,038	1,569,511
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	1,596,241	1,552,758
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,531,119	1,390,452
OBX Trust
2023-NQM2, 6.32% due 01/25/62[2,4]	1,352,731	1,363,756
Towd Point Revolving Trust
4.83% due 09/25/64[5]	1,250,000	1,234,375
Soundview Home Loan Trust
2006-OPT5, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	1,306,239	1,233,015
GCAT 2022-NQM4 Trust
2022-NQM4, 5.73% due 08/25/67[2,4]	1,145,278	1,131,118
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 6.10% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	1,181,939	1,124,065
NovaStar Mortgage Funding Trust Series
2007-2, 5.67% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	1,127,998	1,086,989
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	904,807	832,988
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	525,725	509,272
2017-5, 6.07% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	265,696	268,339

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.2% (continued)
Residential Mortgage-Backed Securities - 12.8% (continued)
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,5	$503,593	$503,615
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	80,682	78,631
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,4]	541,436	554,582
Alternative Loan Trust
2007-OA7, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	646,666	545,613
HarborView Mortgage Loan Trust
2006-14, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	573,931	509,313
GCAT Trust
2023-NQM3, 6.89% (WAC) due 08/25/68◊,2	490,608	497,984
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 6.04% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	504,057	496,694
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	567,315	487,066
Banc of America Funding Trust
2015-R2, 5.73% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	484,608	477,554
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	454,579	443,146
LSTAR Securities Investment Ltd.
2021-1, 8.26% (1 Month Term SOFR + 2.91%, Rate Floor: 1.80%) due 02/01/26◊,5	429,884	421,486
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	265,109	252,582
Morgan Stanley Home Equity Loan Trust
2006-2, 6.03% (1 Month Term SOFR + 0.67%, Rate Floor: 0.56%) due 02/25/36◊	149,389	147,395
Nationstar Home Equity Loan Trust
2007-B, 5.69% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 04/25/37◊	94,224	93,236
CSMC Series
2014-2R, 2.14% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 02/27/46◊,2	43,799	43,616
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	40,604	37,631
Structured Asset Investment Loan Trust
2005-2, 6.21% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 03/25/35◊	17,968	17,918
Total Residential Mortgage-Backed Securities		42,099,073
Commercial Mortgage-Backed Securities - 4.5%
BX Commercial Mortgage Trust
2021-VOLT, 7.13% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	3,750,000	3,604,047
2022-LP2, 6.92% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	891,076	865,361
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.02% (1 Month Term SOFR + 1.65%, Rate Floor: 1.54%) due 06/15/38◊,2	3,900,000	3,341,589
WMRK Commercial Mortgage Trust
2022-WMRK, 8.80% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,850,000	2,846,403
Citigroup Commercial Mortgage Trust
2018-C6, 0.75% (WAC) due 11/10/51◊,6	46,452,469	1,394,800

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.2% (continued)
Commercial Mortgage-Backed Securities - 4.5% (continued)
Life Mortgage Trust
2021-BMR, 6.58% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	$933,822	$904,476
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.61% (WAC) due 06/15/51◊,6	35,558,520	665,246
BENCHMARK Mortgage Trust
2019-B14, 0.77% (WAC) due 12/15/62◊,6	24,543,110	652,628
BXHPP Trust
2021-FILM, 6.58% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	448,146
Total Commercial Mortgage-Backed Securities		14,722,696
Government Agency - 0.9%
Ginnie Mae
6.00% due 09/20/45	1,484,384	1,530,394
Fannie Mae
6.50% due 04/25/49	1,454,460	1,506,051
Total Government Agency		3,036,445
Total Collateralized Mortgage Obligations
(Cost $62,498,496)		59,858,214
CORPORATE BONDS†† - 17.8%
Financial - 8.5%
GA Global Funding Trust
6.71% (SOFR + 1.36%) due 04/11/25◊,2	3,300,000	3,294,382
1.63% due 01/15/26[2]	600,000	552,180
Athene Global Funding
2.51% due 03/08/24[2]	3,700,000	3,675,357
F&G Global Funding
0.90% due 09/20/24[2]	3,450,000	3,320,843
Equinix, Inc.
1.45% due 05/15/26	1,850,000	1,709,137
Mitsubishi UFJ Financial Group, Inc.
5.06% due 09/12/25[7]	1,600,000	1,594,007
Macquarie Group Ltd.
5.11% due 08/09/26[2,7]	1,600,000	1,593,073
Credit Suisse AG NY
6.61% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,550,000	1,552,718
Assurant, Inc.
6.10% due 02/27/26	1,450,000	1,473,060
Morgan Stanley Bank North America
5.88% due 10/30/26	1,350,000	1,388,105
Sumitomo Mitsui Trust Bank Ltd.
4.80% due 09/15/25[2]	1,200,000	1,191,577
Citigroup, Inc.
6.05% (SOFR + 0.69%) due 01/25/26◊	950,000	944,348
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	876,197
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,7]	850,000	837,052
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	900,000	830,250
American Equity Investment Life Holding Co.
5.00% due 06/15/27	850,000	816,268
Mizuho Financial Group, Inc.
5.41% due 09/13/28[7]	800,000	810,845
Capital One Financial Corp.
4.99% due 07/24/26[7]	650,000	642,490
Corebridge Global Funding
5.75% due 07/02/26[2]	550,000	556,986
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	250,000	245,841
Total Financial		27,904,716
Industrial - 2.7%
Graphic Packaging International LLC
0.82% due 04/15/24[2]	2,550,000	2,515,644
Ryder System, Inc.
3.35% due 09/01/25	2,500,000	2,426,597
TD SYNNEX Corp.
1.25% due 08/09/24	900,000	877,086
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	950,000	867,379
Vontier Corp.
1.80% due 04/01/26	850,000	781,747
Stericycle, Inc.
5.38% due 07/15/24[2]	775,000	771,125
Jabil, Inc.
4.25% due 05/15/27	250,000	243,502
1.70% due 04/15/26	250,000	231,535
Weir Group plc
2.20% due 05/13/26[2]	200,000	185,936
Total Industrial		8,900,551
Consumer, Non-cyclical - 2.3%
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,800,000	1,777,056
Triton Container International Ltd.
2.05% due 04/15/26[2]	900,000	823,081
1.15% due 06/07/24[2]	800,000	780,586
Global Payments, Inc.
4.95% due 08/15/27	1,600,000	1,602,545
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	997,635
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	981,445

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
CORPORATE BONDS†† - 17.8% (continued)
Consumer, Non-cyclical - 2.3% (continued)
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28	$430,000	$427,614
Block, Inc.
2.75% due 06/01/26	150,000	141,454
Total Consumer, Non-cyclical		7,531,416
Consumer, Cyclical - 1.3%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	2,150,000	2,103,344
6.41% due 03/15/26	800,000	800,544
Hyatt Hotels Corp.
1.80% due 10/01/24	1,200,000	1,164,289
Newell Brands, Inc.
5.20% due 04/01/26	116,000	114,400
6.38% due 09/15/27	84,000	83,399
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	100,000	101,752
Total Consumer, Cyclical		4,367,728
Energy - 0.9%
Valero Energy Corp.
1.20% due 03/15/24	1,650,000	1,633,674
Enbridge, Inc.
5.90% due 11/15/26	1,400,000	1,437,395
Total Energy		3,071,069
Utilities - 0.8%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	2,550,000	2,572,711
Communications - 0.8%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,500,000	1,404,496
T-Mobile USA, Inc.
2.63% due 04/15/26	650,000	618,239
2.25% due 02/15/26	250,000	236,895
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	184,000	176,155
Total Communications		2,435,785
Technology - 0.4%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,356,794
Basic Materials - 0.1%
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	350,000	323,974
Total Corporate Bonds
(Cost $59,883,499)		58,464,744
SENIOR FLOATING RATE INTERESTS††,◊ - 0.5%
Energy - 0.2%
ITT Holdings LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/05/30	698,250	700,289
Industrial - 0.2%
Mileage Plus Holdings LLC
10.77% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 06/21/27	595,000	614,552
Technology - 0.1%
World Wide Technology Holding Co. LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30	248,125	248,901
Total Senior Floating Rate Interests
(Cost $1,547,394)		1,563,742
Total Investments - 99.5%
(Cost $333,876,743)		$ 327,361,566
Other Assets & Liabilities, net - 0.5%		1,602,262
Total Net Assets - 100.0%		$ 328,963,828

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	0.94%	Quarterly	10/26/24	$15,000,000	$515,111	$(1,228)	$516,339

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
UBS AG	CZK	Sell	11,783	519 USD	02/02/24	$(9)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of December 31, 2023.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $174,708,419 (cost $179,913,021), or 53.1% of total net assets.
3	Rate indicated is the effective yield at the time of purchase.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2023. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $2,238,107 (cost $2,262,332), or 0.7% of total net assets — See Note 5.
6	Security is an interest-only strip.
7	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$ 5,226,653	$ —	$ —	$ 5,226,653
Asset-Backed Securities	—	99,009,443	6,998,770	106,008,213
U.S. Treasury Bills	—	96,240,000	—	96,240,000
Collateralized Mortgage Obligations	—	59,858,214	—	59,858,214
Corporate Bonds	—	58,464,744	—	58,464,744
Senior Floating Rate Interests	—	1,563,742	—	1,563,742
Interest Rate Swap Agreements**	—	516,339	—	516,339
Total Assets	$ 5,226,653	$ 315,652,482	$ 6,998,770	$ 327,877,905

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$ —	$ 9	$ —	$ 9

** This derivative is reported as unrealized appreciation/depreciation at period end.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited) continued	December 31, 2023

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 4,550,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	1,348,770	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	1,100,000	Third Party Pricing	Trade Price	—	—
Total Assets	$ 6,998,770

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2023, the Fund had securities with a total value of $2,028,378 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited) continued	December 31, 2023

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2023:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$ 7,050,033	$ 1,990,568	$ 9,040,601
Purchases/(Receipts)	3,350,000	—	3,350,000
(Sales, maturities and paydowns)/Fundings	(3,400,795)	(25,009)	(3,425,804)
Amortization of premiums/discounts	—	217	217
Total change in unrealized appreciation (depreciation) included in earnings	(468)	62,602	62,134
Transfers out of Level 3	—	(2,028,378)	(2,028,378)
Ending Balance	$ 6,998,770	$ —	$ 6,998,770
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2023	$ (468)	$ —	$ (468)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT 2022-NQM4 Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/26	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MONEY MARKET FUNDS† - 2.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[1]	6,583,328	$ 6,583,328
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.25%[1]	8,224	8,224
Total Money Market Funds
(Cost $6,591,552)		6,591,552
	Face Amount
ASSET-BACKED SECURITIES†† - 34.5%
Collateralized Loan Obligations - 23.7%
BCC Middle Market CLO LLC
2021-1A A1R, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	$ 7,250,000	7,168,041
Lake Shore MM CLO III LLC
2021-2A A1R, 7.14% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,2	7,050,000	7,032,377
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 7.08% (3 Month Term SOFR + 1.69%, Rate Floor: 1.43%) due 10/20/31◊,2	7,000,000	6,927,545
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.99% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,703,374
2021-2A B, 7.03% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	1,250,000	1,249,372
Sound Point CLO XIX Ltd.
2018-1A A, 6.66% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	3,430,301	3,425,396
BXMT Ltd.
2020-FL2 AS, 6.63% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,250,000	2,064,849
2020-FL3 AS, 7.23% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	1,250,000	1,167,278
Woodmont Trust
2020-7A A1A, 7.56% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,2	2,850,000	2,838,155
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 7.18% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/20/31◊,2	2,747,820	2,720,589
BRSP Ltd.
2021-FL1 B, 7.37% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	2,750,000	2,622,654
Parliament CLO II Ltd.
2021-2A A, 6.98% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	2,629,685	2,602,802
LCCM Trust
2021-FL3 A, 6.93% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	1,300,000	1,281,490
2021-FL2 B, 7.38% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,2	1,000,000	950,179
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.21% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	2,250,000	2,229,621
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.95% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	2,104,109	2,095,113
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 7.05% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/18/31◊,2	1,800,000	1,778,616
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,745,066
Golub Capital Partners CLO 54M, LP
2021-54A A, 7.18% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,734,191

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 34.5% (continued)
Collateralized Loan Obligations - 23.7% (continued)
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.96% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,2	$1,735,595	$1,728,770
BDS Ltd.
2021-FL8 C, 7.02% (1 Month Term SOFR + 1.66%, Rate Floor: 1.55%) due 01/18/36◊,2	1,000,000	965,766
2021-FL7 A, 6.54% (1 Month Term SOFR + 1.18%, Rate Floor: 1.07%) due 06/16/36◊,2	733,276	715,045
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.25% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	1,500,000	1,494,981
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.23% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	1,500,000	1,478,104
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 7.21% (3 Month Term SOFR + 1.81%, Rate Floor: 0.00%) due 10/15/31◊,2	1,350,000	1,344,319
Cerberus Loan Funding XXX, LP
2020-3A A, 7.51% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 01/15/33◊,2	1,250,000	1,244,981
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.50% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	1,250,000	1,203,608
MidOcean Credit CLO VII
2020-7A A1R, 6.70% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,2	1,144,136	1,142,539
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.28% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	992,001
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.28% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	990,426
Greystone Commercial Real Estate Notes
2021-FL3 B, 7.13% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	955,678
HERA Commercial Mortgage Ltd.
2021-FL1 A, 6.52% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	927,933	895,394
Voya CLO Ltd.
2020-1A AR, 6.72% (3 Month Term SOFR + 1.32%, Rate Floor: 1.06%) due 04/15/31◊,2	858,980	860,004
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.95% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,2	799,984	796,536
Cerberus Loan Funding XXXVI, LP
2021-6A A, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/22/33◊,2	771,874	771,514
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.36% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	750,000	743,933
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.38% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	750,000	742,837
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.22% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	750,000	742,484
Cerberus Loan Funding XXXI, LP
2021-1A A, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/15/32◊,2	590,877	589,553

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 34.5% (continued)
Collateralized Loan Obligations - 23.7% (continued)
CHCP Ltd.
2021-FL1 A, 6.52% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	$356,626	$350,988
Wellfleet CLO Ltd.
2020-2A A1R, 6.74% (3 Month Term SOFR + 1.32%, Rate Floor: 0.00%) due 10/20/29◊,2	345,397	345,467
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.57% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	300,000	294,985
Venture XIV CLO Ltd.
2020-14A ARR, 6.68% (3 Month Term SOFR + 1.29%, Rate Floor: 1.03%) due 08/28/29◊,2	224,423	224,334
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.29% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,2	185,173	185,193
Total Collateralized Loan Obligations		77,136,148
Financial - 2.5%
Madison Avenue Secured Funding Trust
2023-1, 7.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,2	2,700,000	2,700,000
2023-2, 7.21% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	2,550,000	2,550,000
Station Place Securitization Trust
2023-SP1, 7.21% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	1,300,000	1,300,000
Project Onyx I
7.67% due 01/26/27†††	1,165,119	1,164,770
Project Onyx II
7.67% due 01/26/27†††	376,829	376,682
Total Financial		8,091,452
Whole Business - 2.1%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	2,062,500	2,030,579
2021-1A, 1.95% due 08/25/51[2]	1,228,125	1,100,652
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	1,740,735	1,675,715
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	1,187,500	1,143,729
2018-1A, 4.12% due 07/25/48[2]	475,000	461,481
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	443,250	398,605
Total Whole Business		6,810,761
Infrastructure - 1.3%
SBA Tower Trust
2.84% due 01/15/25[2]	1,175,000	1,134,661
1.88% due 01/15/26[2]	800,000	742,209
Crown Castle Towers LLC
3.66% due 05/15/25[2]	1,250,000	1,212,771
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	1,300,000	1,165,100
Total Infrastructure		4,254,741
Net Lease - 1.2%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	2,604,982	2,363,783
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[2]	1,000,000	875,089
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	706,836	599,486
Total Net Lease		3,838,358
Transport-Aircraft - 1.1%
Raspro Trust
2005-1A, 6.18% (3 Month Term SOFR + 1.19%, Rate Floor: 0.93%) due 03/23/24◊,2	1,772,897	1,765,061
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	731,012	666,431
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	656,769	575,087

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 34.5% (continued)
Transport-Aircraft - 1.1% (continued)
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	$665,384	$567,646
Total Transport-Aircraft		3,574,225
Transport-Container - 1.0%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	1,724,063	1,501,637
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,341,445	1,183,053
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	541,333	474,467
2020-1A, 2.73% due 08/21/45[2]	282,743	263,841
Total Transport-Container		3,422,998
Single Family Residence - 1.0%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	3,550,000	3,306,434
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	2,250,000	1,960,875
Total Asset-Backed Securities
(Cost $115,187,184)		112,395,992
CORPORATE BONDS†† - 23.2%
Financial - 12.0%
Athene Global Funding
5.91% (SOFR Compounded Index + 0.56%) due 08/19/24◊,2	3,850,000	3,834,719
GA Global Funding Trust
6.71% (SOFR + 1.36%) due 04/11/25◊,2	3,300,000	3,294,382
1.63% due 01/15/26[2]	450,000	414,135
Credit Suisse AG NY
6.61% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,850,000	1,853,243
5.74% (SOFR Compounded Index + 0.39%) due 02/02/24◊	1,750,000	1,749,352
F&G Global Funding
0.90% due 09/20/24[2]	3,250,000	3,128,331
Bank of America Corp.
6.04% (SOFR + 0.69%) due 04/22/25◊	2,100,000	2,099,418
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,000,000	1,950,786
Macquarie Bank Ltd.
3.23% due 03/21/25[2]	1,950,000	1,907,679
American Express Co.
6.28% (SOFR + 0.93%) due 03/04/25◊	1,800,000	1,804,235
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[2]	1,800,000	1,743,640
Assurant, Inc.
6.10% due 02/27/26	1,650,000	1,676,240
Morgan Stanley Bank North America
5.88% due 10/30/26	1,600,000	1,645,162
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	1,700,000	1,640,227
Equinix, Inc.
1.45% due 05/15/26	1,500,000	1,385,787
Goldman Sachs Group, Inc.
6.05% (SOFR + 0.70%) due 01/24/25◊	1,000,000	999,471
Citigroup, Inc.
6.05% (SOFR + 0.69%) due 01/25/26◊	950,000	944,348
Jackson National Life Global Funding
1.75% due 01/12/25[2]	950,000	910,720
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	876,197
American Equity Investment Life Holding Co.
5.00% due 06/15/27	850,000	816,268
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	800,000	787,814
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	850,000	784,125
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[3]	750,000	753,209
Capital One Financial Corp.
4.99% due 07/24/26[3]	750,000	741,335
Corebridge Global Funding
5.75% due 07/02/26[2]	600,000	607,621
Brighthouse Financial Global Funding
6.11% (SOFR + 0.76%) due 04/12/24◊,2	300,000	299,385
Iron Mountain, Inc.
5.00% due 07/15/28[2]	275,000	264,217
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	200,000	196,673
Total Financial		39,108,719
Industrial - 3.2%
Boeing Co.
1.95% due 02/01/24	3,050,000	3,040,044
1.43% due 02/04/24	950,000	945,957
Graphic Packaging International LLC
0.82% due 04/15/24[2]	1,950,000	1,923,728

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
CORPORATE BONDS†† - 23.2% (continued)
Industrial - 3.2% (continued)
Ryder System, Inc.
3.35% due 09/01/25	$1,700,000	$1,650,086
TD SYNNEX Corp.
1.25% due 08/09/24	850,000	828,359
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	750,000	684,773
Vontier Corp.
1.80% due 04/01/26	650,000	597,806
Stericycle, Inc.
5.38% due 07/15/24[2]	350,000	348,250
Weir Group plc
2.20% due 05/13/26[2]	200,000	185,936
Jabil, Inc.
1.70% due 04/15/26	200,000	185,228
Total Industrial		10,390,167
Consumer, Non-cyclical - 2.0%
Global Payments, Inc.
1.50% due 11/15/24	1,800,000	1,735,578
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,350,000	1,332,792
Triton Container International Ltd.
1.15% due 06/07/24[2]	700,000	683,012
2.05% due 04/15/26[2]	700,000	640,174
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	997,635
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	981,445
Block, Inc.
2.75% due 06/01/26	100,000	94,303
Total Consumer, Non-cyclical		6,464,939
Energy - 1.5%
Enbridge, Inc.
5.98% (SOFR Compounded Index + 0.63%) due 02/16/24◊	1,850,000	1,850,510
5.90% due 11/15/26	1,570,000	1,611,936
Valero Energy Corp.
1.20% due 03/15/24	1,350,000	1,336,642
Total Energy		4,799,088
Communications - 1.4%
eBay, Inc.
1.40% due 05/10/26	1,500,000	1,388,433
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,450,000	1,357,680
Rogers Communications, Inc.
2.95% due 03/15/25	900,000	873,183
T-Mobile USA, Inc.
2.63% due 04/15/26	500,000	475,568
2.25% due 02/15/26	200,000	189,516
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	152,000	145,520
Total Communications		4,429,900
Consumer, Cyclical - 1.3%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	2,150,000	2,103,344
6.41% due 03/15/26	1,150,000	1,150,781
Hyatt Hotels Corp.
1.80% due 10/01/24	1,150,000	1,115,778
Total Consumer, Cyclical		4,369,903
Utilities - 1.1%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	2,750,000	2,774,492
ONE Gas, Inc.
1.10% due 03/11/24	946,000	937,607
Total Utilities		3,712,099
Technology - 0.4%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,263,222
Basic Materials - 0.3%
Alcoa Nederland Holding BV
5.50% due 12/15/27[2]	700,000	682,240
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	370,000	342,487
Total Basic Materials		1,024,727
Total Corporate Bonds
(Cost $77,316,533)		75,562,764
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.3%
Residential Mortgage-Backed Securities - 15.6%
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	2,736,199	2,638,397
2021-5, 1.79% due 06/25/26[2,4]	1,075,945	1,048,023
2021-8, 1.74% (WAC) due 09/25/26◊,2	516,565	497,492
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	1,640,761	1,592,719
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	698,807	707,238
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	713,716	682,600
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	535,884	520,846
2020-NQM1, 1.21% due 05/25/65[2,4]	534,385	484,879
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,4]	2,419,672	2,252,715
2022-R1, 3.13% due 01/29/70[2,4]	1,183,193	1,105,125

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.3% (continued)
Residential Mortgage-Backed Securities - 15.6% (continued)
2021-HE1, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	$223,134	$221,871
2021-HE2, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	125,380	123,824
GCAT Trust
2023-NQM2, 5.84% due 11/25/67[2,4]	1,560,760	1,559,415
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	1,661,290	1,538,755
2023-NQM3, 6.89% (WAC) due 08/25/68◊,2	490,608	497,984
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[2,4]	3,256,010	3,267,937
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	3,157,010	3,071,010
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	2,518,077	2,383,094
2022-SP1, 5.25% due 07/25/62[2,4]	706,749	685,923
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	738,143	681,758
2021-5, 1.37% (WAC) due 09/25/66◊,2	665,287	546,419
2021-6, 1.89% (WAC) due 10/25/66◊,2	653,165	533,409
2019-4, 3.85% due 11/25/59[2]	284,041	275,445
2021-4, 1.35% (WAC) due 07/25/66◊,2	322,222	254,159
2020-1, 2.42% due 01/25/60[2,4]	205,405	196,082
2019-4, 3.64% due 11/25/59[2]	152,033	147,262
2021-3, 1.44% (WAC) due 06/25/66◊,2	174,702	144,883
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[2,4]	1,081,560	1,028,628
2021-GS3, 1.75% due 07/25/61[2,4]	1,068,741	1,027,817
2021-GS2, 1.75% due 04/25/61[2,4]	415,074	400,715
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,2	1,193,889	951,852
2023-1, 4.75% due 09/26/67[2,4]	746,344	727,942
2022-1, 3.29% (WAC) due 12/25/66◊,2	567,315	487,066
OBX Trust
2023-NQM2, 6.32% due 01/25/62[2,4]	1,352,731	1,363,756
2022-NQM9, 6.45% due 09/25/62[2,4]	309,156	312,356
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	747,697	698,197
2018-2A, 3.50% (WAC) due 02/25/58◊,2	734,216	683,869
2017-5A, 6.97% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,2	243,542	241,820
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,531,119	1,390,452
Home Equity Loan Trust
2007-FRE1, 5.66% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,418,816	1,324,686
Towd Point Revolving Trust
4.83% due 09/25/64[5]	1,250,000	1,234,375
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	1,259,436	1,227,739
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 6.10% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	1,255,810	1,194,319
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	437,237	423,553
2017-6, 2.75% (WAC) due 10/25/57◊,2	378,037	361,788
2017-5, 6.07% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	223,522	225,745
NovaStar Mortgage Funding Trust Series
2007-2, 5.67% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	919,110	885,695

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.3% (continued)
Residential Mortgage-Backed Securities - 15.6% (continued)
HarborView Mortgage Loan Trust
2006-14, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	$946,986	$840,366
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	904,807	832,988
Soundview Home Loan Trust
2006-OPT5, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	871,446	822,595
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,4]	639,879	655,415
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,5	503,593	503,615
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	80,682	78,631
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 6.21% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	583,008	566,910
Alternative Loan Trust
2007-OA7, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	538,888	454,677
LSTAR Securities Investment Ltd.
2021-1, 8.26% (1 Month Term SOFR + 2.91%, Rate Floor: 1.80%) due 02/01/26◊,5	429,884	421,486
Banc of America Funding Trust
2015-R2, 5.73% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	408,888	402,936
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 6.04% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	408,460	402,494
Encore Credit Receivables Trust
2005-2, 6.21% (1 Month Term SOFR + 0.85%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35◊	374,193	365,834
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	235,652	224,517
Nationstar Home Equity Loan Trust
2007-B, 5.69% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 04/25/37◊	191,347	189,341
Morgan Stanley Home Equity Loan Trust
2006-2, 6.03% (1 Month Term SOFR + 0.67%, Rate Floor: 0.56%) due 02/25/36◊	125,487	123,811
CSMC Series
2014-2R, 2.14% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 02/27/46◊,2	31,790	31,656
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	33,837	31,360
Structured Asset Investment Loan Trust
2005-2, 6.21% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 03/25/35◊	10,481	10,452
Total Residential Mortgage-Backed Securities		50,810,718
Commercial Mortgage-Backed Securities - 3.7%
BX Commercial Mortgage Trust
2021-VOLT, 7.13% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	3,500,000	3,363,777
2022-LP2, 6.92% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	850,573	826,027
WMRK Commercial Mortgage Trust
2022-WMRK, 8.80% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,900,000	2,896,339
Morgan Stanley Capital I Trust
2018-H3, 0.80% (WAC) due 07/15/51◊,6	46,110,134	1,276,623
Citigroup Commercial Mortgage Trust
2018-C6, 0.75% (WAC) due 11/10/51◊,6	41,087,138	1,233,699

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.3% (continued)
Commercial Mortgage-Backed Securities - 3.7% (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.02% (1 Month Term SOFR + 1.65%, Rate Floor: 1.54%) due 06/15/38◊,2	$850,000	$728,295
Life Mortgage Trust
2021-BMR, 6.58% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	737,228	714,060
BXHPP Trust
2021-FILM, 6.58% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	448,146
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.61% (WAC) due 06/15/51◊,6	23,764,532	444,599
Total Commercial Mortgage-Backed Securities		11,931,565
Government Agency - 1.0%
Ginnie Mae
6.00% due 09/20/45	1,682,302	1,734,447
Fannie Mae
6.50% due 04/25/49	1,454,460	1,506,051
Total Government Agency		3,240,498
Total Collateralized Mortgage Obligations
(Cost $68,569,520)		65,982,781
U.S. TREASURY BILLS†† - 18.4%

U.S. Treasury Bills
5.23% due 01/02/24[7]	60,020,000	60,020,000
Total U.S. Treasury Bills
(Cost $60,011,281)		60,020,000
SENIOR FLOATING RATE INTERESTS††,◊ - 1.0%
Technology - 0.3%
CoreLogic, Inc.
8.97% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/02/28	685,965	665,818
World Wide Technology Holding Co. LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30	297,750	298,682
Total Technology		964,500
Energy - 0.3%
ITT Holdings LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/05/30	847,875	850,351
Consumer, Non-cyclical - 0.2%
Elanco Animal Health, Inc.
7.19% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27	673,339	668,571
Industrial - 0.2%
Mileage Plus Holdings LLC
10.77% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 06/21/27	560,000	578,402
Communications - 0.0%
CSC Holdings LLC
7.73% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	184,186	180,899
Total Senior Floating Rate Interests
(Cost $3,242,321)		3,242,723
Total Investments - 99.4%
(Cost $330,918,391)		$ 323,795,812
Other Assets & Liabilities, net - 0.6%		2,063,770
Total Net Assets - 100.0%		$ 325,859,582

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.66%	Quarterly	03/16/31	$3,000,000	$393,153	$(661)	$393,814
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually	02/17/27	1,360,000	76,849	192	76,657
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	1,800,000	63,599	119	63,480
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	980,000	57,185	191	56,994
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	850,000	55,286	188	55,098

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.72%	Annually	06/07/27	$1,800,000	$54,470	$211	$54,259
								$700,542	$240	$700,302

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of December 31, 2023.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $187,802,110 (cost $193,484,799), or 57.6% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2023. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $2,238,107 (cost $2,262,332), or 0.7% of total net assets — See Note 5.
6	Security is an interest-only strip.
7	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
CME — Chicago Mercantile Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$ 6,591,552	$ —	$ —	$ 6,591,552
Asset-Backed Securities	—	104,304,540	8,091,452	112,395,992
Corporate Bonds	—	75,562,764	—	75,562,764
Collateralized Mortgage Obligations	—	65,982,781	—	65,982,781
U.S. Treasury Bills	—	60,020,000	—	60,020,000
Senior Floating Rate Interests	—	3,242,723	—	3,242,723
Interest Rate Swap Agreements**	—	700,302	—	700,302
Total Assets	$ 6,591,552	$ 309,813,110	$ 8,091,452	$ 324,496,114
** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 5,250,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	1,541,452	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	1,300,000	Third Party Pricing	Trade Price	—	—
Total Assets	$ 8,091,452

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2023, the Fund had securities with a total value of $2,232,431 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2023:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets

Beginning Balance	$ 7,500,038	$ 2,189,570	$ 9,689,608
Purchases/(Receipts)	3,850,000	-	3,850,000
(Sales, maturities and paydowns)/Fundings	(3,258,052)	(27,091)	(3,285,143)
Amortization of premiums/discounts	-	245	245
Total change in unrealized appreciation (depreciation) included in earnings	(534)	69,707	69,173
Transfers out of Level 3	-	(2,232,431)	(2,232,431)
Ending Balance	$ 8,091,452	$ -	$ 8,091,452
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2023	$ (534)	$ -	$ (534)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MONEY MARKET FUNDS† - 2.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.25%[1]	2,344,500	$ 2,344,500
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.25%[1]	6,560	6,560
Total Money Market Funds
(Cost $2,351,060)		2,351,060
	Face Amount
ASSET-BACKED SECURITIES†† - 37.9%
Collateralized Loan Obligations - 26.6%
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 7.08% (3 Month Term SOFR + 1.69%, Rate Floor: 1.43%) due 10/20/31◊,2	$ 2,750,000	2,721,535
BCC Middle Market CLO LLC
2021-1A A1R, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	2,750,000	2,718,912
Lake Shore MM CLO III LLC
2021-2A A1R, 7.14% (3 Month Term SOFR + 1.74%, Rate Floor: 1.48%) due 10/17/31◊,2	2,700,000	2,693,251
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.99% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,500,000	1,481,350
2021-2A B, 7.03% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	750,000	749,623
BXMT Ltd.
2020-FL2 AS, 6.63% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	1,000,000	917,711
2020-FL3 AS, 7.23% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	750,000	700,367
Sound Point CLO XIX Ltd.
2018-1A A, 6.66% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	1,372,121	1,370,159
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 7.18% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 04/20/31◊,2	1,144,925	1,133,579
Woodmont Trust
2020-7A A1A, 7.56% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,2	1,100,000	1,095,428
Cerberus Loan Funding XXX, LP
2020-3A A, 7.51% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 01/15/33◊,2	1,000,000	995,985
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.28% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	992,001
Cerberus Loan Funding XXXII, LP
2021-2A A, 7.28% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	990,426
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.95% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	841,644	838,045
Cerberus Loan Funding XXXV, LP
2021-5A A, 7.16% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	750,000	747,886
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.25% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	750,000	747,491
Golub Capital Partners CLO 54M, LP
2021-54A A, 7.18% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	750,000	743,225
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 7.21% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	750,000	743,207
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.23% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	750,000	739,052

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 37.9% (continued)
Collateralized Loan Obligations - 26.6% (continued)
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.96% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,2	$737,628	$734,727
BDS Ltd.
2021-FL7 A, 6.54% (1 Month Term SOFR + 1.18%, Rate Floor: 1.07%) due 06/16/36◊,2	733,276	715,045
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 7.05% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/18/31◊,2	700,000	691,684
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 7.21% (3 Month Term SOFR + 1.81%, Rate Floor: 0.00%) due 10/15/31◊,2	500,000	497,896
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.36% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	500,000	495,955
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.38% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	500,000	495,224
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.22% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	500,000	494,989
LCCM Trust
2021-FL3 A, 6.93% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	500,000	492,881
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.50% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	500,000	481,443
HERA Commercial Mortgage Ltd.
2021-FL1 B, 7.07% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,2	500,000	480,296
BRSP Ltd.
2021-FL1 B, 7.37% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	500,000	476,846
MidOcean Credit CLO VII
2020-7A A1R, 6.70% (3 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/15/29◊,2	457,654	457,016
Parliament CLO II Ltd.
2021-2A A, 6.98% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	438,281	433,800
Cerberus Loan Funding XXXVI, LP
2021-6A A, 7.06% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/22/33◊,2	292,780	292,643
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.57% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	250,000	245,821
CHCP Ltd.
2021-FL1 A, 6.52% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	178,313	175,494
Wellfleet CLO Ltd.
2020-2A A1R, 6.74% (3 Month Term SOFR + 1.32%, Rate Floor: 0.00%) due 10/20/29◊,2	172,699	172,733
Venture XIV CLO Ltd.
2020-14A ARR, 6.68% (3 Month Term SOFR + 1.29%, Rate Floor: 1.03%) due 08/28/29◊,2	96,181	96,143
Total Collateralized Loan Obligations		31,049,869
Financial - 2.6%
Madison Avenue Secured Funding Trust
2023-1, 7.36% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,2	1,150,000	1,150,000
2023-2, 7.21% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	825,000	825,000
Project Onyx I
7.67% due 01/26/27†††	436,920	436,788

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 37.9% (continued)
Financial - 2.6% (continued)
Station Place Securitization Trust
2023-SP1, 7.21% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/24◊,†††,2	$425,000	$425,000
Project Onyx II
7.67% due 01/26/27†††	141,311	141,256
Total Financial		2,978,044
Whole Business - 1.7%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	750,000	738,392
2021-1A, 1.95% due 08/25/51[2]	491,250	440,261
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	670,250	645,215
Domino's Pizza Master Issuer LLC
2015-1A, 4.47% due 10/25/45[2]	93,000	90,961
2018-1A, 4.12% due 07/25/48[2]	47,500	46,148
Total Whole Business		1,960,977
Infrastructure - 1.3%
SBA Tower Trust
2.84% due 01/15/25[2]	400,000	386,268
1.88% due 01/15/26[2]	300,000	278,328
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	500,000	448,116
Crown Castle Towers LLC
3.66% due 05/15/25[2]	450,000	436,597
Total Infrastructure		1,549,309
Transport-Aircraft - 1.3%
Raspro Trust
2005-1A, 6.18% (3 Month Term SOFR + 1.19%, Rate Floor: 0.93%) due 03/23/24◊,2	689,460	686,413
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	665,384	567,646
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	292,405	266,572
Total Transport-Aircraft		1,520,631
Transport-Container - 1.3%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	766,250	667,394
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	494,217	435,862
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	232,000	203,343
2020-1A, 2.73% due 08/21/45[2]	157,080	146,578
Total Transport-Container		1,453,177
Net Lease - 1.1%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,184,083	1,074,447
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	282,734	239,794
Total Net Lease		1,314,241
Single Family Residence - 1.1%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	1,300,000	1,210,807
Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	1,250,000	1,089,375
Total Asset-Backed Securities
(Cost $45,199,183)		44,126,430
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.6%
Residential Mortgage-Backed Securities - 16.2%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	745,800	723,963
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	419,284	424,343
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	357,256	347,231
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	249,801	238,910
2020-NQM1, 1.21% due 05/25/65[2,3]	252,618	229,215
PRPM LLC
2022-1, 3.72% due 02/25/27[2,3]	1,064,077	1,026,043
2021-5, 1.79% due 06/25/26[2,3]	466,243	454,143
2021-8, 1.74% (WAC) due 09/25/26◊,2	212,703	204,850
OBX Trust
2022-NQM9, 6.45% due 09/25/62[2,3]	839,136	847,823
2023-NQM2, 6.32% due 01/25/62[2,3]	450,910	454,585
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[2,3]	1,175,781	1,180,089

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.6% (continued)
Residential Mortgage-Backed Securities - 16.2% (continued)
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,3]	$1,170,577	$1,138,689
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,3]	479,091	460,746
2021-GS4, 1.65% due 11/25/60[2,3]	360,520	342,876
2021-GS2, 1.75% due 04/25/61[2,3]	172,947	166,964
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,3]	719,450	680,884
2022-SP1, 5.25% due 07/25/62[2,3]	265,031	257,221
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,3]	473,277	442,050
2021-C, 1.62% due 03/01/61[2,3]	345,667	321,816
2021-HE1, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	95,629	95,088
2021-HE2, 6.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	53,734	53,068
GCAT Trust
2023-NQM2, 5.84% due 11/25/67[2,3]	606,962	606,439
2023-NQM3, 6.89% (WAC) due 08/25/68◊,2	245,304	248,992
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	731,704	713,283
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	656,194	595,908
Verus Securitization Trust
2022-4, 4.74% (WAC) due 04/25/67◊,2	592,174	563,635
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	303,121	283,053
2018-2A, 3.50% (WAC) due 02/25/58◊,2	298,275	277,822
Home Equity Loan Trust
2007-FRE1, 5.66% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	584,266	545,503
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,3]	349,647	322,938
2020-1, 2.42% due 01/25/60[2,3]	82,162	78,433
2019-4, 3.64% due 11/25/59[2]	76,016	73,631
2021-3, 1.44% (WAC) due 06/25/66◊,2	74,872	62,093
Towd Point Revolving Trust
4.83% due 09/25/64[4]	500,000	493,750
Angel Oak Mortgage Trust
2023-1, 4.75% due 09/26/67[2,3]	279,879	272,978
2022-1, 3.29% (WAC) due 12/25/66◊,2	202,612	173,952
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 6.10% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	458,001	435,575
HarborView Mortgage Loan Trust
2006-14, 5.77% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	473,493	420,183
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	452,403	416,494
Soundview Home Loan Trust
2006-OPT5, 5.75% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	397,632	375,342
NovaStar Mortgage Funding Trust Series
2007-2, 5.67% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	359,288	346,226
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 6.21% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	291,504	283,455

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.6% (continued)
Residential Mortgage-Backed Securities - 16.2% (continued)
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	$182,182	$176,480
2017-5, 6.07% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	92,783	93,706
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,3]	246,107	252,083
LSTAR Securities Investment Ltd.
2021-1, 8.26% (1 Month Term SOFR + 2.91%, Rate Floor: 1.80%) due 02/01/26◊,4	214,942	210,743
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 6.04% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	173,813	171,274
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	117,826	112,259
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,4	80,682	78,631
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	74,012	67,372
CSMC Series
2014-2R, 2.14% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 02/27/46◊,2	26,845	26,732
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	27,069	25,088
Structured Asset Investment Loan Trust
2005-2, 6.21% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 03/25/35◊	10,481	10,452
Total Residential Mortgage-Backed Securities		18,905,102
Commercial Mortgage-Backed Securities - 4.4%
BX Commercial Mortgage Trust
2021-VOLT, 7.13% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	1,250,000	1,201,349
2022-LP2, 6.92% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	405,035	393,346
WMRK Commercial Mortgage Trust
2022-WMRK, 8.80% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	1,150,000	1,148,549
MTN Commercial Mortgage Trust
2022-LPFL, 8.31% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39◊,2	800,000	761,408
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.01% (WAC) due 02/15/50◊,5	20,759,535	512,592
Life Mortgage Trust
2021-BMR, 6.58% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	344,040	333,228
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.02% (1 Month Term SOFR + 1.65%, Rate Floor: 1.54%) due 06/15/38◊,2	350,000	299,886
BENCHMARK Mortgage Trust
2019-B14, 0.77% (WAC) due 12/15/62◊,5	9,817,244	261,051

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.6% (continued)
Commercial Mortgage-Backed Securities - 4.4% (continued)
BXHPP Trust
2021-FILM, 6.58% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	$250,000	$224,073
Total Commercial Mortgage-Backed Securities		5,135,482
Government Agency - 1.0%
Ginnie Mae
6.00% due 09/20/45	593,754	612,158
Fannie Mae
6.50% due 04/25/49	484,820	502,017
Total Government Agency		1,114,175
Total Collateralized Mortgage Obligations
(Cost $25,934,597)		25,154,759
CORPORATE BONDS†† - 20.9%
Financial - 10.5%
GA Global Funding Trust
6.71% (SOFR + 1.36%) due 04/11/25◊,2	1,250,000	1,247,872
1.63% due 01/15/26[2]	200,000	184,060
Athene Global Funding
2.51% due 03/08/24[2]	1,400,000	1,390,676
F&G Global Funding
0.90% due 09/20/24[2]	1,250,000	1,203,204
Capital One Financial Corp.
6.70% (SOFR + 1.35%) due 05/09/25◊	750,000	749,559
American Express Co.
6.28% (SOFR + 0.93%) due 03/04/25◊	700,000	701,647
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[2]	700,000	678,082
Assurant, Inc.
6.10% due 02/27/26	600,000	609,542
Credit Suisse AG NY
6.61% (SOFR Compounded Index + 1.26%) due 02/21/25◊	600,000	601,052
Equinix, Inc.
1.45% due 05/15/26	650,000	600,507
Macquarie Group Ltd.
5.11% due 08/09/26[2,6]	600,000	597,402
Morgan Stanley Bank North America
5.88% due 10/30/26	550,000	565,524
Citigroup, Inc.
6.05% (SOFR + 0.69%) due 01/25/26◊	350,000	347,918
FS KKR Capital Corp.
4.25% due 02/14/25[2]	350,000	340,743
Jackson National Life Global Funding
1.75% due 01/12/25[2]	350,000	335,528
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	350,000	322,875
Mizuho Financial Group, Inc.
5.41% due 09/13/28[6]	300,000	304,067
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,6]	300,000	295,430
American Equity Investment Life Holding Co.
5.00% due 06/15/27	300,000	288,095
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[6]	250,000	251,070
Corebridge Global Funding
5.75% due 07/02/26[2]	200,000	202,540
Brighthouse Financial Global Funding
6.11% (SOFR + 0.76%) due 04/12/24◊,2	150,000	149,693
Iron Mountain, Inc.
5.00% due 07/15/28[2]	125,000	120,099
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	100,000	98,336
Total Financial		12,185,521
Consumer, Non-cyclical - 3.0%
Global Payments, Inc.
1.50% due 11/15/24	700,000	674,947
Element Fleet Management Corp.
1.60% due 04/06/24[2]	650,000	641,715
Triton Container International Ltd.
1.15% due 06/07/24[2]	300,000	292,720
2.05% due 04/15/26[2]	300,000	274,360
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	400,000	380,051
Constellation Brands, Inc.
3.60% due 05/09/24	350,000	347,391
IQVIA, Inc.
5.00% due 05/15/27[2]	350,000	343,506
Stryker Corp.
3.38% due 05/15/24	250,000	247,908
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28	161,000	160,107
Block, Inc.
2.75% due 06/01/26	100,000	94,303
Total Consumer, Non-cyclical		3,457,008
Industrial - 2.6%
Graphic Packaging International LLC
0.82% due 04/15/24[2]	900,000	887,874
Ryder System, Inc.
3.35% due 09/01/25	800,000	776,511
TD SYNNEX Corp.
1.25% due 08/09/24	350,000	341,089

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
CORPORATE BONDS†† - 20.9% (continued)
Industrial - 2.6% (continued)
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	$350,000	$319,561
Vontier Corp.
1.80% due 04/01/26	300,000	275,910
Weir Group plc
2.20% due 05/13/26[2]	200,000	185,936
Stericycle, Inc.
5.38% due 07/15/24[2]	150,000	149,250
Jabil, Inc.
1.70% due 04/15/26	100,000	92,614
Total Industrial		3,028,745
Consumer, Cyclical - 1.4%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	850,000	831,554
6.41% due 03/15/26	350,000	350,238
Hyatt Hotels Corp.
1.80% due 10/01/24	450,000	436,609
Total Consumer, Cyclical		1,618,401
Energy - 1.0%
Valero Energy Corp.
1.20% due 03/15/24	650,000	643,569
Enbridge, Inc.
5.90% due 11/15/26	550,000	564,691
Total Energy		1,208,260
Communications - 1.0%
FactSet Research Systems, Inc.
2.90% due 03/01/27	550,000	514,982
Rogers Communications, Inc.
2.95% due 03/15/25	350,000	339,571
T-Mobile USA, Inc.
2.63% due 04/15/26	200,000	190,227
2.25% due 02/15/26	100,000	94,758
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	65,000	62,229
Total Communications		1,201,767
Utilities - 0.9%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	1,000,000	1,008,906
Technology - 0.4%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	550,000	514,646
Basic Materials - 0.1%
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	160,000	148,102
Total Corporate Bonds
(Cost $24,960,793)		24,371,356
U.S. TREASURY BILLS†† - 16.4%
U.S. Treasury Bills
5.23% due 01/02/24[7]	19,165,000	19,165,000
Total U.S. Treasury Bills
(Cost $19,162,216)		19,165,000
SENIOR FLOATING RATE INTERESTS††,◊ - 0.6%
Energy - 0.2%
ITT Holdings LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/05/30	299,250	300,124
Industrial - 0.2%
Mileage Plus Holdings LLC
10.77% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 06/21/27	210,000	216,900
Technology - 0.1%
World Wide Technology Holding Co. LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30	99,250	99,561
Consumer, Non-cyclical - 0.1%
Outcomes Group Holdings, Inc.
8.90% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/24/25	97,187	97,138
Total Senior Floating Rate Interests
(Cost $706,333)		713,723
Total Investments - 99.4%
(Cost $118,314,182)		$ 115,882,328
Other Assets & Liabilities, net - 0.6%		737,519
Total Net Assets - 100.0%		$ 116,619,847

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.66%	Quarterly	03/16/31	$1,300,000	$170,366	$(273)	$170,639
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	700,000	24,733	118	24,615
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	380,000	22,174	190	21,984
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.42%	Annually	03/04/24	1,400,000	10,158	26	10,132
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.15%	Annually	09/09/27	300,000	4,934	222	4,712
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.24%	Annually	09/14/27	300,000	4,034	223	3,811
								$236,399	$506	$235,893

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of December 31, 2023.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $72,786,209 (cost $74,753,960), or 62.4% of total net assets.
3	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2023. See table below for additional step information for each security.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $783,124 (cost $795,618), or 0.7% of total net assets — See Note 5.
5	Security is an interest-only strip.
6	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
7	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$2,351,060	$—	$—	$2,351,060
Asset-Backed Securities	—	41,148,386	2,978,044	44,126,430
Collateralized Mortgage Obligations	—	25,154,759	—	25,154,759
Corporate Bonds	—	24,371,356	—	24,371,356
U.S. Treasury Bills	—	19,165,000	—	19,165,000
Senior Floating Rate Interests	—	713,723	—	713,723
Interest Rate Swap Agreements**	—	235,893	—	235,893
Total Assets	$2,351,060	$110,789,117	$2,978,044	$116,118,221

** This derivative is reported as unrealized appreciation/depreciation at period end.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 1,975,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	578,044	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	425,000	Third Party Pricing	Trade Price	—	—
Total Assets	$ 2,978,044

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2023, the Fund had securities with a total value of $861,150 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2023:

	Assets
	Asset Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$ 2,950,014	$ 846,033	$ 3,796,047
Purchases/(Receipts)	1,250,000	—	1,250,000
(Sales, maturities and paydowns)/Fundings	(1,221,770)	(10,943)	(1,232,713)
Amortization of premiums/discounts	—	87	87
Total change in unrealized appreciation (depreciation) included in earnings	(200)	25,973	25,773
Transfers out of Level 3	—	(861,150)	(861,150)
Ending Balance	$ 2,978,044	$ —	$ 2,978,044
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2023	$ (200)	—	$ (200)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-ended investment company and may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At December 31, 2023, the Trust consisted of three Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC (“GPIM” or “the Adviser”), which operates under the name of Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If a pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded, provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service provider.

Typically, loans are valued using information provided by a pricing service provider which uses broker quotes, among other inputs. If the pricing service provider cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements entered into by a fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Funds’ investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund II	$ 333,876,743	$ 995,093	$ (6,993,940)	$ (5,998,847)
Guggenheim Strategy Fund III	330,918,391	1,221,810	(7,644,087)	(6,422,277)
Guggenheim Variable Insurance Strategy Fund III	118,314,182	403,926	(2,599,887)	(2,195,961)

Note 5– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Strategy Fund II
	Cascade Funding Mortgage Trust
	2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	$501,773	$503,615
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	80,677	78,631
	LSTAR Securities Investment Ltd.
	2021-1 8.26% (1 Month Term SOFR + 2.91%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	429,884	421,486
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	1,249,998	1,234,375
			$2,262,332	$2,238,107
Guggenheim Strategy Fund III
	Cascade Funding Mortgage Trust
	2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	$501,773	$503,615
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	80,677	78,631
	LSTAR Securities Investment Ltd.
	2021-1 8.26% (1 Month Term SOFR + 2.91%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	429,884	421,486
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	1,249,998	1,234,375
			$2,262,332	$2,238,107
Guggenheim Variable Insurance Strategy Fund III
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	$80,677	$78,631
	LSTAR Securities Investment Ltd.
	2021-1 8.26% (1 Month Term SOFR + 2.91%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	214,942	210,743
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	499,999	493,750
			$795,618	$783,124

1	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 6 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.